                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [   ]; Amendment Number:
                                                  ----------------
   This Amendment (Check only one):        [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bedford Oak Advisors, LLC
Address:          100 South Bedford Road
                  Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barry Kagan
Title:            Chief Financial Officer
Phone:            (914) 242-5730

Signature, Place, and Date of Signing:

/s/ Barry Kagan                      Mt. Kisco, New York        August 9, 2006
--------------------------------     -------------------        --------------
          [Signature]                   [City, State]               [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

         None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    1*
                                                              -------------

Form 13F Information Table Entry Total:                              84
                                                              -------------

Form 13F Information Table Value Total:                           $99,444
                                                              -------------
                                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.              Form 13F File Number                  Name

    1                28-05211                              Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                                       MARKET     SHARE/
                                 TITLE OF              VALUE       PRN      SHARE/ PUT/
NAME OF ISSUER                    CLASS    CUSIP       (USD)      AMOUNT    PRN    CALL     TO BE COMPLETED BY INVESTMENT MANAGER
--------------                   -------- ---------   ---------  --------  -----  ----- -------------------------------------------
                                                                                          INVESTMENT     OTHER   VOTING AUTHORITY
                                                                                          DISCRETION   MANAGERS SOLE   SHARED  NONE
                                                                                        ------------   -------- ----  -------- ----
AFLAC INCORPORATED                 COM    001055102     232,000      5,000    SH         Shared-Defined   1             5,000
ABAXIS INC.                        COM    002567105      22,000      1,000    SH         Shared-Defined   1             1,000
ADVANCED MEDICAL OPTICS, INC.      COM    00763M108     608,000     12,000    SH         Shared-Defined   1            12,000
ALBERTO-CULVER COMPANY             COM    013068101     974,000     20,000    SH         Shared-Defined   1            20,000
AMERICAN COMMERCIAL LINES INC      COM    025195207    3,013,000    50,000    SH         Shared-Defined   1            50,000
AMER INTL GROUP INC                COM    026874107     295,000      5,000    SH         Shared-Defined   1             5,000
BANK OF AMERICA CORP               COM    060505104     481,000     10,000    SH         Shared-Defined   1            10,000
CDW CORPORATION                    COM    12512N105    1,640,000    30,000    SH         Shared-Defined   1            30,000
CIT GROUP INC                      COM    125581108     261,000      5,000    SH         Shared-Defined   1             5,000
CABLEVISION SYSTEMS CORP
 CABLEVISION NY GROUP COM          COM    12686C109      21,000      1,000    SH         Shared-Defined   1             1,000
CADIZ INC                          COM    127537207    15,454,000   908,537   SH         Shared-Defined   1            908,537
CAPITALSOURCE                      COM    14055X102     117,000      5,000    SH         Shared-Defined   1             5,000
CELGENE CORP                       COM    151020104      47,000      1,000    SH         Shared-Defined   1             1,000
CISCO SYSTEMS, INC.                COM    17275R102      98,000      5,000    SH         Shared-Defined   1             5,000
COMPUTER NETWORK TECH CORP
 3.00000000 02/15/2007
 SER: B CONV AF                    CNV    204925AC5     243,000     250,000  PRN         Shared-Defined   1            250,000
CONVERA CORPORATION
 CMN CLASS A                       COM    211919105     840,000     125,000   SH         Shared-Defined   1            125,000
CONTINUCARE CORPORATION            COM    212172100    2,266,000    768,200   SH         Shared-Defined   1            768,200
CORNING INCORPORATED               COM    219350105     121,000      5,000    SH         Shared-Defined   1             5,000
COSTCO WHOLESALE CORPORATION       COM    22160K105     286,000      5,000    SH         Shared-Defined   1             5,000
CROWN MEDIA HLDGS INC
 CMN CLASS A                       COM    228411104     412,000     100,000   SH         Shared-Defined   1            100,000
DENNY'S CORPORATION                COM    24869P104      18,000      5,000    SH         Shared-Defined   1             5,000
WALT DISNEY COMPANY (THE)          COM    254687106     150,000      5,000    SH         Shared-Defined   1             5,000
EL PASO CORP                       COM    28336L109     285,000     19,000    SH         Shared-Defined   1            19,000
ELAN CORP PLC (ADR) ADR            COM    284131208      84,000      5,000    SH         Shared-Defined   1             5,000
EMDEON CORPORATION                 COM    290849108    1,241,000    100,000   SH         Shared-Defined   1            100,000
EPOCH HOLDING CORP                 COM    29428R103    6,593,000   1,297,743  SH         Shared-Defined   1           1,297,743
EQUITY OFFICE
 PROPERTIES TRUST                  COM    294741103    10,953,000   300,000   SH         Shared-Defined   1            300,000
EQUITY RESIDENTIAL                 COM    29476L107    2,684,000    60,000    SH         Shared-Defined   1            60,000
1ST CENTY BK NATL ASSN CA          COM    319425104     467,000     52,500    SH         Shared-Defined   1            52,500
FLAMEL TECHNOLOGIES SPON
 ADR SPONSORED ADR                 COM    338488109     499,000     27,000    SH         Shared-Defined   1            27,000
GLACIER WTR SVCS INC               COM    376395109    4,657,000    211,700   SH         Shared-Defined   1            211,700
GP STRATEGIES CORP                 COM    36225V104    2,718,000    352,518   SH         Shared-Defined   1            352,518
GSE SYSTEMS INC.                   COM    36227K106      3,000        666     SH         Shared-Defined   1              666
GENERAL ELECTRIC CO                COM    369604103    7,498,000    227,500   SH         Shared-Defined   1            227,500
PUT/GE(GEUG)
 @ 35    EXP09/16/2006             PUT    369604103     430,000      2,000    SH   PUT   Shared-Defined   1             2,000
GREATER BAY BANCORP                COM    391648102    2,875,000    100,000   SH         Shared-Defined   1            100,000
HANOVER COMPRESSOR COMPANY
 COMMON STOCK                      COM    410768105     470,000     25,000    SH         Shared-Defined   1            25,000
HARTMARX CORP                      COM    417119104     600,000     100,000   SH         Shared-Defined   1            100,000
HILTON HOTELS CORP                 COM    432848109     339,000     12,000    SH         Shared-Defined   1            12,000
INTERNATIONAL DISPLAYWORKS INC.    COM    459412102      16,000      3,000    SH         Shared-Defined   1             3,000
JPMORGAN CHASE & CO.               COM    46625H100    2,436,000    58,000    SH         Shared-Defined   1            58,000
JOY GLOBAL INC.                    COM    481165108      52,000      1,000    SH         Shared-Defined   1             1,000
KEYCORP.                           COM    493267108     357,000     10,000    SH         Shared-Defined   1            10,000
LIVEPERSON INC.                    COM    538146101      12,000      2,500    SH         Shared-Defined   1             2,500
CALL/LMT(LMTIN)
 @ 70  EXP09/16/2006               CALL   539830109     156,000       400     SH  CALL   Shared-Defined   1              400
MASTERCARD INCORPORATED
 CMN CLASS A                       COM    57636Q104      72,000      1,500    SH         Shared-Defined   1             1,500
MCDERMOTT INTL                     COM    580037109     318,000      7,000    SH         Shared-Defined   1             7,000
MICROSOFT CORPORATION              COM    594918104     117,000      5,000    SH         Shared-Defined   1             5,000
NATIONAL HOLDINGS CORP             COM    636375107     591,000     381,090   SH         Shared-Defined   1            381,090
NATIONAL PATENT DEV
 CORP NEW                          COM    637132101    3,582,000   2,436,723  SH         Shared-Defined   1           2,436,723
NIC INC.                           COM    62914B100     362,000     50,000    SH         Shared-Defined   1            50,000
NEWPARK RES INC.                   COM    651718504      31,000      5,000    SH         Shared-Defined   1             5,000
NOKIA CORP SPON ADR
 SPONSORED ADR                     COM    654902204     101,000      5,000    SH         Shared-Defined   1             5,000
NYFIX INC.                         COM    670712108    1,618,000    340,000   SH         Shared-Defined   1            340,000
ORACLE CORPORATION                 COM    68389X105    5,216,000    360,000   SH         Shared-Defined   1            360,000
PUT/ORCL(ORQUC)
 @ 15  EXP09/16/2006               PUT    68389X105     279,000      3,600    SH   PUT   Shared-Defined   1             3,600
PACIFIC ETHANOL INC.               COM    69423U107     277,000     12,000    SH         Shared-Defined   1            12,000
PFIZER INC.                        COM    717081103     117,000      5,000    SH         Shared-Defined   1             5,000
PRINCIPAL FINANCIAL
 GROUP, INC*.                      COM    74251V102     612,000     11,000    SH         Shared-Defined   1            11,000
QUALCOMM INC.                      COM    747525103     401,000     10,000    SH         Shared-Defined   1            10,000
QUEST DIAGNOSTICS INC.             COM    74834L100     689,000     11,500    SH         Shared-Defined   1            11,500
QWEST COMMUNICATIONS
 INT'L INC.                        COM    749121109      40,000      5,000    SH         Shared-Defined   1             5,000
READER'S DIGEST
 ASSOC., INC.                      COM    755267101    1,396,000    100,000   SH         Shared-Defined   1            100,000
RESTORATION HARDWARE INC.          COM    760981100      36,000      5,000    SH         Shared-Defined   1             5,000
RITE AID CORP                      COM    767754104     848,000     200,000   SH         Shared-Defined   1            200,000
SCPIE HOLDINGS INC.                COM    78402P104      42,000      1,800    SH         Shared-Defined   1             1,800
SLM CORPORATION                    COM    78442P106     265,000      5,000    SH         Shared-Defined   1             5,000
STANDARD & POORS DEP
 RCPTS SPDR                        ETF    78462F103     127,000      1,000    SH         Shared-Defined   1             1,000
SEMICONDUCTOR
 HOLDERS TRUST
 DEPOSITORY RECEIPTS               ETF    816636203     165,000      5,000    SH         Shared-Defined   1             5,000
SONICWALL INC.                     COM    835470105      9,000       1,000    SH         Shared-Defined   1             1,000
SOURCE INTERLINK COS INC.          COM    836151209    2,380,000    200,000   SH         Shared-Defined   1            200,000
SOUTHWEST AIRLINES CO.             COM    844741108      82,000      5,000    SH         Shared-Defined   1             5,000
SUN MICROSYSTEMS, INC.             COM    866810104      42,000     10,000    SH         Shared-Defined   1            10,000
SUNTRUST BANKS INC
 $1.00 PAR                         COM    867914103     381,000      5,000    SH         Shared-Defined   1             5,000
TD AMERITRADE HOLDING CORP.        COM    87236Y108      74,000      5,000    SH         Shared-Defined   1             5,000
TXU CORP.                          COM    873168108     299,000      5,000    SH         Shared-Defined   1             5,000
UNITED ENERGY CORP/NEVADA          COM    910900208     280,000     200,000   SH         Shared-Defined   1            200,000
UNITED PARCEL SERVICE, INC.
 CLASS B COMMON STOCK              COM    911312106     412,000      5,000    SH         Shared-Defined   1             5,000
UNITED TECHNOLOGIES CORP.          COM    913017109     317,000      5,000    SH         Shared-Defined   1             5,000
VALUEVISION MEDIA INC
 CMN CLASS A                       COM    92047K107    1,930,000    175,000   SH         Shared-Defined   1            175,000
VERIZON COMMUNICATIONS             COM    92343V104     167,000      5,000    SH         Shared-Defined   1             5,000
WEBMD HEALTH CORP.
 CMN CLASS A                       COM    94770V102    2,365,000    50,000    SH         Shared-Defined   1            50,000
XEROX CORPORATION                  COM    984121103     139,000     10,000    SH         Shared-Defined   1            10,000
AMERICAN SAFETY
 INSURANCE HLDS                    COM    G02995101     241,000     14,600    SH         Shared-Defined   1            14,600